Crypto Assets - Schedule of Significant Crypto Asset Holdings (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Bitcoin holdings [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
Number of crypto held	67	66
Carrying basis - per crypto	$ 59,937	$ 30,346
Fair value - per crypto	93,765	42,450
Carrying basis of crypto	4,009	2,002
Fair value of crypto	$ 6,268	$ 2,800
Others crypto assets holding [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
Number of crypto held	10,882	15,108
Carrying basis of crypto	$ 202	$ 376
Fair value of crypto	$ 221	$ 364
USDT holdings [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
Number of crypto held	415,770	3,545,562
Carrying basis - per crypto	$ 1	$ 1
Fair value - per crypto	1	1
Carrying basis of crypto	416	3,545
Fair value of crypto	$ 416	$ 3,545